Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Current Assets
Cash	$ 135,125	$ 4,925,165
Restricted cash	18,690
Accounts receivable, net - trade	13,824,937	8,601,269
Accounts receivable, net - related party	2,654	1,257
Inventory, net	1,459,247	1,808,143
Advances to suppliers	14,034,379	5,868,486
Other current assets	229,996	135,314
Total current assets	29,705,028	21,339,634
Property, plant and equipment, net	139,468	136,363
Intangible assets, net	38,135
Restricted cash - long term	600,000	600,000
Total Assets	30,482,631	22,075,997
Current Liabilities
Short-term bank loan	1,400,894	1,455,580
Accounts payable - trade	293,264	343,141
Due to related parties	2,652,882	122,800
Advances from customers	5,926
Convertible notes payable	2,926,361
Other current liabilities	865,753	300,379
Total current liabilities	8,145,080	2,221,900
Long-term bank loan		640,455
Total Liabilities	8,145,080	2,862,355
Equity
Common stock, $0.001 par value, 20,000,000 shares authorized,12,589,857 and 11,932,000 shares issued and outstanding at September 30, 2019 and 2018	12,590	11,932
Additional paid-in capital	15,762,867	11,322,819
Statutory reserve	597,528	229,512
Retained earnings	6,321,384	6,996,837
Accumulated other comprehensive loss	(1,195,866)	(222,830)
Total Stockholders' Equity	21,498,503	18,338,270
Non-controlling Interest	839,048	875,372
Total Equity	22,337,551	19,213,642
Total Liabilities and Equity	$ 30,482,631	$ 22,075,997